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                                                   Office of the General Counsel

[LOGO OF MassMutual THE BLUE CHIP COMPANY /SM/ APPEARS HERE]


                                       March 28, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Massachusetts Mutual Life Insurance Company
    CML/OFFITBANK Separate Account
    File No. 33-63301

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and CML/OFFITBANK Separate Account ("Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 within five days of the commencement of the offering of certain deferred variable annuity contracts by the Company. In this regard, I certify that the form of prospectus and Statement of Additional Information("SAI") for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the prospectus and SAI contained in the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission (the "SEC") via EDGAR and declared effective by the SEC on September 12, 1996.


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Counsel